Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net cash used in operations (see Appendix A)	$ (4,451)	$ (5,703)	$ (1,217)
Net cash used in operating activities	(4,451)	(5,703)	(1,217)
Cash flows from investing activities:
Purchase of intangible assets	(82)
Purchase of property and equipment	(437)	(1,491)	(832)
Proceeds from sale of property and equipment		30
Net cash used in investing activities	(519)	(1,461)	(832)
Cash flows from financing activities:
Proceeds from issuance of shares, warrants and debentures, less issuance expenses	4,400	5,440	2,777
Exercise of options into shares	89	7
Loan received			58
Loan repaid	(24)	(20)	(12)
Payments made for equipment on financing terms		(17)	(70)
Net cash provided by financing activities	4,465	5,410	2,753
Increase (Decrease) in cash and cash equivalents and restricted deposits	(505)	(1,754)	704
Cash and cash equivalents and restricted deposits at the beginning of the year	3,971	5,663	5,284
Exchange differences on cash and cash equivalents and restricted deposits	60	(62)	(325)
Cash and cash equivalents and restricted deposits at the end of the year	3,526	3,971	5,663
A. Net cash used in operations:
Loss	5,774	11,164	6,249
Adjustments for:
Depreciation and amortization	660	539	342
Share-based compensation to employees and consultants	1,674	1,125	1,434
Exchange differences on cash and cash equivalents	(60)	(62)	(184)
Financial expenses (income) related to financial instruments	(40)	3,230	2,293
Net change of operating lease accounts	213	382
Total net cash used in operations	(3,327)	(5,950)	(2,364)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(751)	437	(439)
Increase in inventory	(374)	(74)	(653)
Decrease in other receivables	31	35	220
Increase (decrease) in trade payables	(35)	228	(112)
Increase in accrued liabilities and other payables	740	629	99
Increase (decrease) in deferred revenues (including long term deferred revenues)	(735)	(1,008)	2,032
Total changes in operating asset and liability	(1,124)	247	(1,147)
Net cash used in operations	(4,451)	(5,703)	(1,217)
B. Supplementary information on investing and financing activities not involving cash flows:
Conversion of debentures to pre-paid warrants			3,267
Conversion of pre-paid warrants to ordinary shares	355	22	68
Obtaining right of use assets in exchange for a lease liability	23	97
Exercise of anti-dilution derivatives		2,024
Classification of warrants from liabilities to equity, net		1,335
C. Reconciliation of Cash, cash equivalents and restricted cash at the end of the year
Restricted deposits (including long term)	193	180	309
Total cash and cash equivalents and restricted deposits	$ 3,526	$ 5,663	$ 5,284